Accrued Expenses and Other Current Liabilities (Tables) (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30, 2020	December 31, 2019
Advance from customers	$8,385	$11,719
Accrued payroll and employee benefits	169,602	248,745
Accrued interest expenses	-	37,140
Other tax payables (i)	614,740	324,670
Penalty related to a loan default (ii)	-	1,701,986
Others (iii)	40,492	16,598
Accrued expenses and other current liabilities	$833,219	$2,340,858

(i) Other tax payables are mainly value added tax payable.

(ii) Penalty payable of RMB6.0 million (equivalent to US$0.9 million) and RMB5.8 million (equivalent to US$0.8 million) was accrued for a loan default by Sichuan Wetouch obtained from Chengdu Bank in 2013 and guaranteed by a third party Chengdu SME Credit Guarantee Co., Ltd. (“Chengdu SME”) as of December 31, 2019. (see Note 9).On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the above loan default penalties to Chengdu SME.

(iii) Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.